Schedule G, Part III - Nonexempt Transactions (Schedule of Nonexempt Transactions) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Employee Benefit Plan, Nonexempt Transactions [Line Items]
EBP, Plan Name	Profit Sharing 401(k) Plan
Entity Tax Identification Number	43-1273600
EBP, Plan Number	001
Expenses improperly paid for record keeping services		$ 963,390		$ 963,390		$ 963,390
Current value of asset		453,349	[1]	350,834	[2]	159,207	[3]
Net gain or (loss) on each transaction		$ 145,830		$ 136,625		$ 75,652

[1]	Plan year ended December 31, 2022.
[2]	Plan year ended December 31, 2021.
[3]	Plan year ended December 31, 2020.